Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Business exit costs discontinued operations	$ 400	$ 400	$ 1,300
Impairment charge			1,100
Gain on sale of a business component		200
Other long-term liabilities from discontinued operations	1,000
Loss before income taxes attributable to our discontinued operations	400	300	2,400
Facility and Other Exit Costs, Net of Estimated Sub-Lease Rental Income
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Restructuring Reserve Discontinued Operations	$ 1,762	$ 2,117	$ 2,611